Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

Estimated useful lives are as follows, taking into account the assets’ estimated residual value of 5%:

Category	Estimated useful lives
Electronic equipment	3-5 years
Vehicles	5 years
Machinery and equipment	5-10 years

Estimated useful lives are as follows, taking into account the assets’ estimated residual value:

Category	Estimated useful lives
Electronic equipment	3-5 years
Vehicles	5 years
Machinery and equipment	5-10 years

Schedule of Revenue by Major Revenue

The following table presents revenue by major revenue type for the six months ended June 30, 2024 and 2023, respectively:

	For the six months ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Mold production	$3,312,007	$3,093,511
Mold repair	518,300	489,465
Machining services	816,082	84,912
Total	$4,646,389	$3,667,888

The following table presents revenue by major revenue type for the years ended December 31, 2023 and 2022, respectively:

	For the years ended December 31,
	2023	2022
Mold production	$6,639,632	$6,583,747
Mold repair	1,084,881	1,137,648
Machining services	501,398	305,369
Total	$8,225,911	$8,026,764

Schedule of Currency Exchange Rates that Were Used in Preparing the Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements, representing exchange rate of the People’s Bank of China (PBOC):

	June 30,	December 31,	Six months ended June 30,
	2024	2023	2024	2023
Foreign currency
RMB:1USD	7.1268	7.0827	7.1051	6.9291

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	For the years ended December 31,		For the years ended December 31,
	2023	2022	2023	2022
Foreign currency
RMB:1USD	7.0827	6.9646	7.0467	6.7261